Discontinued Operation	12 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

13. DISCONTINUED OPERATION

In November 2018, the Company entered into an agreement with a third-party company to dispose its battery cell production line. The production line was disposed in December 2018. After the disposal, the Company is no longer engaged in the manufacturing of battery cells. The disposal of the production line was treated as a discontinued operation for all fiscal years presented.

Due to the impact of COVID-19, the revenue of rental business decreased after December 2019, which led to the termination of the cooperation with its sublease agents from January 2020 to July 2020. Therefore, management decided to dispose majority of its rental assets, mainly batteries and E-bicycle, before September 30, 2021. The disposal of the Company’s rental business was also treated as a discontinued operation for all fiscal years presented.

The assets and liabilities of the discontinued operations, which are included in “Current assets of discontinued operation” and “Current liabilities of discontinued operation”, on the Consolidated Balance Sheets, consist of the following:

	As of September 30,
	2020	2021
Assets of discontinued operation
Accounts receivable*	$393,531	$82,790
Advance to suppliers	1,077	1,135
Other receivable and prepaid expense	356,176	8,072
Total current assets	750,784	91,997
Property, plant and equipment, net	739,154	46,381
Total assets	$1,489,938	$138,378

Liabilities of discontinued operation
Accounts payable	320,001	293,073
Advance from customers	35,324	35,971
Other payable	286,462	664
Income tax payable	477,897	479,513
Total current liabilities	1,119,684	809,221
Total liabilities	$1,119,684	$809,221

*	The accounts receivables as of September 30, 2021 has been subsequently collected in November 2021.

The following are revenues and income (loss) from discontinued operation:

	For the years ended September 30,
	2019	2020	2021
Net revenues	$6,334,585	$1,595,227	$342,636
Cost of revenues	(3,779,369)	(1,348,578)	(292,266)
Loss on the disposal of the production line	(151,298)	-	-
Income (loss) from discontinued operation before income tax	1,960,866	(76,291)	(26,272)
Income tax benefit (expense)	(536,565)	18,915	(10,132)
Income (loss) from discontinued operation, net of income tax	$1,424,301	$(57,376)	$(36,404)